Summary of Significant Accounting Policies Vacation interest sales, net of provision (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
vacation interest sales, net of provision [Table Text Block]
Vacation Interest sales, net of provision consists of the following for the three months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,
	2013	2012
Vacation Interest Sales	$98,340	$58,687
Provision for uncollectible Vacation Interest sales revenue	(6,672)	(4,115)
Vacation Interest sales, net of provision	$91,668	$54,572

Vacation Interest sales, net of provision consists of the following for the years ended December 31, 2012, 2011 and 2010, (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Vacation Interest Sales	$318,555	$211,321	$214,764
Provision for uncollectible Vacation Interest sales revenue	(25,457)	(16,562)	(12,655)
Vacation Interest sales, net of provision	$293,098	$194,759	$202,109